Concentration of Major Customers (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Benchmark [Member]
Concentration of Major Customers (Details) [Line Items]
Number of customers	2	3
Revenue Benchmark [Member] | Major Customer Two [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage	29.00%	21.00%
Revenue Benchmark [Member] | Major Customer Three [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage		12.00%
Revenue Benchmark [Member] | Major Customer One [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage	31.00%	31.00%
Revenue Benchmark [Member] | Financial Services Sector [Member]
Concentration of Major Customers (Details) [Line Items]
Number of customers	2
Revenue Benchmark [Member] | Financial Services Sector [Member] | Major Customer Two [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage	37.00%
Revenue Benchmark [Member] | Financial Services Sector [Member] | Major Customer Three [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage	15.00%
Revenue Benchmark [Member] | Chain Trading Business [Member]
Concentration of Major Customers (Details) [Line Items]
Number of customers	2
Revenue Benchmark [Member] | Chain Trading Business [Member] | Major Customer Two [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage	71.00%
Revenue Benchmark [Member] | Chain Trading Business [Member] | Major Customer Three [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage	10.00%
Accounts Receivable [Member]
Concentration of Major Customers (Details) [Line Items]
Number of customers		3
Accounts Receivable [Member] | Major Customer Two [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage		20.00%
Accounts Receivable [Member] | Major Customer Three [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage		17.00%
Accounts Receivable [Member] | Major Customer One [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage		45.00%